Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Activity
A summary of stock option activity for the nine months ended September 30, 2025 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	598,540	$7.08	9.00	$—
Granted	10,800,137	$0.61	—	$—
Cancelled/forfeited/expired	(125,814)	$4.50	—	$—

Outstanding as of September 30, 2025	11,272,863	$0.91	9.76	$1,103

Vested and expected to vest at September 30, 2025	10,073,271	$0.94	9.75	$980
Exercisable at September 30, 2025	692,781	$5.15	8.99	$33

A summary of activity for the year ended December 31, 2024 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance as of December 31, 2023	140,109	$37.48	8.07
Granted	506,127	1.58
Cancelled/forfeited	(47,696)	38.02

Balance as of December 31, 2024	598,540	$7.08	9.00	$—

Vested and expected to vest at December 31, 2024	547,893	$7.52	9.00	$—

Exercisable at December 31, 2024	144,739	$22.96	7.60	$—

Weighted-average Assumptions	The fair value of each option awarded during the years ended December 31, 2024 and 2023 was estimated on the date of grant using the Black-Scholes-Merton option valuation model based on the following weighted-average assumptions:

	December 31, 2024	December 31, 2023
Expected term	6.0 years	6.0 years
Risk-free interest rate	3.79%	4.06%
Expected volatility	120.6%	127.0%
Dividends	0%	0%
Resulting fair value	$1.39	$4.47

Summary of Share-Based Compensation Recognized
The following table summarizes share-based compensation recognized during the years ended December 31, 2024 and 2023 in the statement of operations (in thousands):

	Years ended December 31,
	2024	2023
Research and development	$51	$66
General and administrative	499	503

Total share-based compensation	$550	$569

Summary of Restricted Stock Unit Activity
A summary of restricted stock unit activity for the nine months ended September 30, 2025 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	—	$—
Granted	2,823,857	$0.57
Vested	—	$—
Cancelled/forfeited	—	$—

Unvested as of September 30, 2025	2,823,857	$0.57